SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 2, 2023 and November 6, 2023, the Company paid an aggregate of $240,000 to the Non - redeeming Stockholders in connection with the one - month extensions of the Combination Period from October 3, 2023 to December 4, 2023.

On October 2, 2023, October 3, 2023, October 10, 2023, and October 11, 2023, the Company drew additional amounts in the aggregate of $149,859 on the Note.

On October 9, 2023, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”), which stated that the Company no longer complies with Nasdaq’s continued listing rules on The Nasdaq Global Market due to the Company not having maintained a minimum of 400 total holders for continued listing, as required pursuant to Nasdaq Listing Rule 5450(a)(2). In accordance with the Nasdaq listing rules, the Company has 45 calendar days to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq can grant the Company an extension of up to 180 calendar days from the date of the letter to evidence compliance. The Company plans to submit a compliance plan within the specified period.

On November 8, 2023, the Company filed a preliminary proxy statement in connection with a special meeting of stockholders, at which the Company’s stockholders will consider and vote upon (i) a proposal to allow the Company, without further stockholder approval, to amend (the “Second Extension Amendment”) the Company’s amended and restated certificate of incorporation (the “Charter”), to extend the date by which the Company has to consummate a business combination up to twelve (12) times, each such extension for an additional one (1) month period, from December 4, 2023 to December 3, 2024 (i.e., for a period of time ending 36 months after the consummation of the Company’s initial public offering); (ii) a proposal to amend the Charter to expand the methods that the Company may employ to not become subject to the “penny stock” rules of the Securities and Exchange Commission, and (iii) a proposal to allow the Company, without further stockholder approval, to amend (the “Trust Liquidation Amendment”) the Charter to delete the various provisions applicable only to special purpose acquisition corporations and provide for the liquidation of the trust account established in connection with the Company’s initial public offering. If the Second Extension Amendment proposal and the Trust Liquidation Amendment proposal are both approved by the stockholders, the Company’s board of directors reserves the right to determine, in its sole discretion, which charter amendment to implement following the special meeting. In the event the Second Extension Amendment is implemented, the Trust Liquidation Amendment will not be implemented and will be abandoned, and vice versa.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.